Finance expense (Tables)	12 Months Ended
Mar. 31, 2022
Finance expense
Summary of finance expense

	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Interest expense	91.4	69.8	72.9
Hedge discontinuance and ineffectiveness (see Note 12)	—	227.3	407.2
	91.4	297.1	480.1